18 Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of earnings per share

The following table reflects the net income and share data used in the basic and diluted EPS calculations:

	2019	2018*	2017*
Numerator
Net income attributable to equity holders of the parent	153,916	86,353	45,393
Denominator
Weighted average number of outstanding shares	75,969,797	46,936,064	32,188,884
Effects of dilution from stock options	221,846	840,700	-
Weighted average number of outstanding shares adjusted for the effect of dilution	76,191,643	47,776,764	32,188,884

Basic earnings per share (R$)	2.03	1.84	1.41
Diluted earnings per share (R$)	2.02	1.81	1.41